Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Profit or loss [Abstract]
Revenue	€ 25,220	€ 24,789	€ 21,406
Cost of sales	(16,903)	(16,566)	(14,743)
Gross profit	8,317	8,223	6,663
Operating costs	(6,222)	(6,315)	(5,497)
Group operating profit	2,095	1,908	1,166
Profit on disposals	56	53	99
Profit before finance costs	2,151	1,961	1,265
Finance costs	(301)	(325)	(303)
Finance income	12	8	8
Other financial expense	(60)	(66)	(94)
Share of equity accounted investments' profit	65	42	44
Profit before tax from continuing operations	1,867	1,620	920
Income tax expense	(55)	(431)	(276)
Group profit for the financial year from continuing operations	1,812	1,189	644
Profit after tax for the financial year from discontinued operations	107	81	85
Group profit for the financial year	1,919	1,270	729
Equity holders of the Company
From continuing operations	1,788	1,162	639
From discontinued operations	107	81	85
Non-controlling interests
From continuing operations	24	27	5
Group profit for the financial year	€ 1,919	€ 1,270	€ 729
Basic earnings per Ordinary Share	€ 2.268	€ 1.502	€ 0.891
Diluted earnings per Ordinary Share	2.254	1.491	0.887
Basic earnings per Ordinary Share from continuing operations	2.140	1.404	0.787
Diluted earnings per Ordinary Share from continuing operations	€ 2.127	€ 1.394	€ 0.783

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.